UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08332

Emerging Markets Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Emerging Markets Portfolio	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Chemicals — 1.7%
Makhteshim-Agan Industries, Ltd.	322,866	$2,362,203
		$2,362,203
Commercial Banks — 10.3%
Banco do Brasil S.A.	286,150	$3,783,694
Grupo Financiero Banorte S.A. de C.V.	729,650	3,163,737
Kasikornbank Public Co., Ltd.	553,600	1,626,060
Public Bank Berhad	1,064,000	3,638,875
Sberbank GDR	3,000	1,032,132
Turkiye Garanti Bankasi AS	256,340	1,157,558
		$14,402,056
Computer Peripherals — 2.6%
Asustek Computer, Inc.	1,255,000	$3,696,862
		$3,696,862
Construction & Engineering — 2.2%
Daelim Industrial Co., Ltd.	11,080	$1,424,887
Gamuda Bhd.	1,549,600	1,605,909
		$3,030,796
Construction Materials — 1.9%
Siam Cement Public Company, Ltd. (1)	377,300	$2,618,630
		$2,618,630
Electric Utilities — 1.0%
RAO Unified Energy System GDR (2)	13,452	$1,395,645
		$1,395,645
Energy Equipment & Services — 3.3%
CAT Oil AG (2)	114,698	$1,945,180
Tenaris S.A. ADR	53,277	2,655,859
		$4,601,039
Food & Staples Retailing — 4.9%
Shinsegae Co., Ltd.	6,002	$3,790,640
Wal-Mart de Mexico S.A. de CV	738,900	3,108,941
		$6,899,581
Food Products — 2.0%
Bunge, Ltd.	31,400	$2,728,032
		$2,728,032
Hotels, Restaurants & Leisure — 2.0%
Resorts World Berhad	2,599,300	$2,809,219
		$2,809,219
Industrial Conglomerates — 2.3%
Barloworld, Ltd.	243,703	$3,237,858
		$3,237,858
Insurance — 9.1%
Cathay Financial Holding Co., Ltd.	2,059,241	$5,285,776
China Insurance International Holdings Co., Ltd. (2)	1,127,000	2,608,913
Samsung Fire & Marine Insurance Co., Ltd. (2)	23,210	4,811,831
		$12,706,520
Internet Software & Services — 1.0%
NHN Corp. (2)	6,210	$1,458,274
		$1,458,274
Machinery — 3.1%
PT United Tractors Tbk	3,157,500	$4,332,198
		$4,332,198
Media — 2.3%
CTC Media, Inc. (2)	117,000	$3,246,750
		$3,246,750

Metals & Mining — 10.7%
Cia Siderurgica Nacional S.A.	82,800	$2,973,886
Companhia Vale do Rio Doce ADR	121,800	4,219,152
Impala Platinum Holdings, Ltd.	58,950	2,274,528
POSCO	8,430	4,035,423
Shougang Concord International Enterprises Co., Ltd.	6,092,000	1,449,379
		$14,952,368
Oil, Gas & Consumable Fuels — 10.9%
CNOOC, Ltd.	2,430,000	$3,579,789
OAO Gazprom ADR	102,500	5,176,250
PetroChina Co., Ltd., Class H	2,400,000	3,004,865
Petroleo Brasileiro S.A.	69,100	3,540,560
		$15,301,464
Paper and Forest Products — 0.8%
Nine Dragons Paper Holdings, Ltd.	1,382,000	$1,136,384
		$1,136,384
Personal Products — 1.3%
Amorepacific Corp.	3,344	$1,811,571
		$1,811,571
Real Estate Management & Development — 2.0%
Guangzhou R&F Properties Co., Ltd.	1,016,800	$2,740,173
		$2,740,173
Road & Rail — 1.0%
All America Latina Logistica SA	138,800	$1,397,129
		$1,397,129
Semiconductors & Semiconductor Equipment — 4.9%
MediaTek, Inc.	223,000	$2,962,103
Taiwan Semiconductor Manufacturing Co., Ltd.	1,844,879	3,817,933
		$6,780,036
Wireless Telecommunication Services — 8.3%
America Movil SAB de CV, Class L	1,121,950	$3,564,668
China Mobile, Ltd.	265,000	3,981,446
Mobile TeleSystems ADR	54,200	4,111,070
		$11,657,184
Total Common Stocks (identified cost $103,212,436)		$125,301,972

Preferred Stocks — 2.4%

Security	Shares	Value
Electric Utilities — 2.0%
Cia Energetica de Minas Gerais	150,380	$2,710,022
		$2,710,022
Metals-Industrial — 0.4%
Cia Vale Do Rio Doce, Class A	20,500	$593,369
		$593,369
Total Preferred Stocks (identified cost $1,467,347)		$3,303,391

Rights — 0.0%

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Resorts World Berhad, Expires 4/8/08	259,930	$41,650
		$41,650
Total Rights (identified cost $0)		$41,650

Warrants — 8.2%

Security	Shares	Value
Commercial Banks — 1.7%
ICICI Bank, Ltd., Exp. 1/17/17	120,423	$2,312,122
		$2,312,122
Construction & Engineering — 1.6%
Jaiprakash Associates, Ltd., Exp. 6/30/09	406,875	$2,297,623
		$2,297,623
Diversified Telecommunication Services — 2.3%
Bharti Airtel, Ltd., Exp. 7/27/12 (2)	155,380	$3,199,429
		$3,199,429
Oil, Gas & Consumable Fuels — 2.6%
Reliance Industries, Exp. 11/7/16 (2) (3)	63,990	$3,614,795
		$3,614,795
Total Warrants (identified cost $12,346,766)		$11,423,969
Total Investments — 100.2% (identified cost $117,026,549)		$140,070,982
Other Assets, Less Liabilities — (0.2)%		$(245,335)
Net Assets — 100.0%		$139,825,647

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt.
(1)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(2)		Non-income producing security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the aggregate value of the securities is $3,614,795 or 2.6% of the Portfolio’s net assets.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
Brazil	15.7%	$21,945,844
China	13.2	18,500,949
Republic of Korea	12.4	17,332,626
Russia	12.1	16,907,027
Taiwan	11.3	15,762,674
India	8.2	11,423,969
Mexico	7.0	9,837,346
Malaysia	5.8	8,095,653
South Africa	4.0	5,512,386
Indonesia	3.1	4,332,198
Thailand	3.0	4,244,690
Argentina	1.9	2,655,859
Israel	1.7	2,362,203
Turkey	0.8	1,157,558
	100.2%	$140,070,982

The Portfolio did not have any open financial instruments at March 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,201,508
Gross unrealized appreciation	2,476,619
Gross unrealized depreciation	(1,205,446)
Net unrealized appreciation	$1,271,173

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                 Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$48,368,762	$—
Level 2	Other Significant Observable Inputs	91,702,220	—
Level 3	Significant Unobservable Inputs	—	—
Total		$140,070,982	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Portfolio

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008